FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value

Assets measured at fair value are summarized below:

	December 31, 2012
	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
Assets
Recurring fair value measurements:
Debt securities available for sale:
U.S. Government sponsored enterprises (GSEs)	$2,005,760	$—	$2,005,760	$—
State, county and municipals	9,307,627	—	9,307,627	—
Mortgage-backed securities GSE residential	30,880,902	—	30,880,902	—
Trust preferred securities	365,438	—	—	365,438

Total debt securities available for sale	42,559,727	—	42,194,289	365,438
Equity securities	50,000	—	—	50,000

Investment securities available for sale	$42,609,727	$—	$42,194,289	$415,438

Nonrecurring fair value measurements:
Impaired loans	$25,525,940	$—	$—	$25,525,940	$(1,848,164)
Foreclosed real estate	5,412,435	—	—	5,412,435	(802,157)

Total nonrecurring fair value measurements	$30,938,375	$—	$—	$30,938,375	$(2,650,321)

	December 31, 2011
	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
Assets
Recurring fair value measurements:
Debt securities available for sale:
State, county and municipals	$15,964,231	$—	$15,964,231	$—
Mortgage-backed securities GSE residential	25,924,471	—	25,924,471	—
Trust preferred securities	627,875	—	—	627,875

Total debt securities available for sale	42,516,577	—	41,888,702	627,875
Equity securities	50,000	—	—	50,000

Investment securities available for sale	$42,566,577	$—	$41,888,702	$677,875

Nonrecurring fair value measurements:
Impaired loans	$21,155,090	$—	$—	$21,155,090	$(2,844,797)
Foreclosed real estate	998,820	—	—	998,820	(166,680)

Total nonrecurring fair value measurements	$22,153,910	$—	$—	$22,153,910	$(3,011,477)

Quantitative information about assets measured at fair value on a nonrecurring basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level 3 inputs to determine fair value at December 31, 2012:

	Quantitative Information About Level 3 Fair Value Measurements
Asset Description	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$25,525,940	Appraisal of collateral (1)	Liquidation expenses (2)	0.0% to-8.0% (-6.89%)

			Discount for lack of marketability and age of appraisal	0.0% to-92.0% (3.39%)

Foreclosed real estate	$5,412,435	Appraisal (1)	Liquidation expenses (2)	0.0% to-7.0% (-6.9%)

			Discount for lack of marketability and age of appraisal	0.0% to-18.0% (1.3%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include level 3 inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors including estimated liquidation expenses. The range of adjustments including liquidation expenses is presented as a percent of the appraisal.

Changes in Individual Securities

Presented below are the changes in the individual securities, balances or fair values of those available-for-sale securities reported using Level 3 inputs for the year ended December 31, 2012 and for the year ended December 31, 2011:

	December 31, 2012			December 31, 2011
	Debt Securities Available for Sale	Equity Securities	Total	Debt Securities Available for Sale	Equity Securities	Total
Opening Balance	$627,875	$50,000	$677,875	$627,875	$50,000	$677,875
Total gains or losses for the period
Loss on OTTI Impairment included in earnings	(262,437)	—	(262,437)	—	—	—
Included in other comprehensive income	—	—	—	—	—	—

Closing Balance	$365,438	$50,000	$415,438	$627,875	$50,000	$677,875

Carrying Amount and Fair Values for Other Financial Instruments That Not Measured at Fair Value

The carrying amount and fair values for other financial instruments that are not measured at fair value on a recurring basis at December 31, 2012 and December 31, 2011, are as follows:

	December 31, 2012
	Carrying Amount	Fair Value Level
		Level 1	Level 2	Level 3	Total
Financial assets:
Interest-bearing deposits at other financial institutions	$727,124	$727,124	$—	$—	$727,124
Federal funds sold	6,340,000	6,340,000	—	—	6,340,000
Restricted equity securities	691,900	—	691,900	—	691,900
Loans, net	212,260,549	—	—	212,704,841	212,704,841
Financial liabilities:
Deposits	281,341,333	—	283,707,789	—	283,707,789
Note payable	275,250	—	—	275,250	275,250
Federal Home Loan Bank advances	5,500,000	—	5,495,163	—	5,495,163
Company guaranteed trust preferred securities	3,403,000	—	—	3,403,000	3,403,000

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Interest-bearing deposits at other financial institutions	$635,511	$635,511
Federal funds sold	595,000	595,000
Restricted equity securities	792,900	792,900
Loans, net	215,018,097	217,575,824
Financial liabilities:
Deposits	276,898,782	276,218,543
Note payable	275,250	275,250
Federal Home Loan Bank advances	5,500,000	5,499,756
Company guaranteed trust preferred securities	3,403,000	3,403,000